Cover Page	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-11
Entity Registrant Name	NETSTREIT Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001798100
Amendment Flag	false